Long-Term Incentive Plans (LTIPs)	12 Months Ended
Dec. 31, 2021
Long-Term Incentive Plans (LTIPs)
Long-Term Incentive Plans (LTIPs)

20.  Long-Term Incentive Plans (LTIPs)

(a)	Equity-settled awards

(i)2016 HeadHunter Unit Option Plan

In 2016, the shareholders of the Group established an incentive program that provides key management of the Group with rights to receive cash payments if a “liquidity event” occurs. “Liquidity event” includes either an Initial Public Offering (hereinafter – “IPO”) or Sale (initial or subsequent) of the Company’s shares by shareholders. The amount of payment is conditional on share price at the date of the liquidity event. In the initial plan the participants of the program were not entitled to receive shares of the Company. The Group has no liability to make cash payments to management, therefore the program was classified by the Group as equity-settled.

The following awards were issued as at December 31, 2021:

	Number		Exercise	Fair value
	of		price	at grant
Awards series	units	Grant date	(per unit)	date
Series 1	785	May 10, 2016	500	160,871
Series 2	20	September 1, 2017	500	25,511
Series 3	15	September 1, 2017	900	15,415
Series 4	12	December 1, 2017	900	13,070
Series 5	8	March 1, 2018	900	8,478
Series 6	14	May 28, 2019	500	27,671
Series 7	20	May 28, 2019	1,250	22,191

A unit is defined in the 2016 HeadHunter Unit Option Plan as 0.005% of net proceeds from a “liquidity event”.

The fair value of the awards of Series 1 – Series 5, which were granted before the completion of the IPO, was estimated at the grant date using the Black Scholes Merton (“BSM”) pricing model, taking into account the terms and conditions on which the awards were granted. The fair value of the awards was calculated based on the expected business enterprise value at the grant date.

The weighted average assumptions used in the BSM pricing model for grants made were as follows:

	Awards series
	Series 1	Series 2	Series 3	Series 4	Series 5
Expected volatility	39%	39%	39%	39%	39%
Expected dividend yield	—	—	—	—	—
Risk-free interest rate	7.7%	7.7%	7.7%	7.3%	6.4%
Expected life at grant date (years)	5.66	3.24	3.24	2.99	1.66

Expected volatility was calculated based on actual experience of similar entities that have traded equity instruments.

The fair value of the awards of Series 6 – Series 7, which were granted after the completion of the IPO, was estimated at the grant date using the market price of the underlying shares, taking into account the terms and conditions on which the awards were granted.

The movement of the awards of Series 1 – 7 were as follows:

	For the year ended December 31,
	2021	2020
Outstanding at beginning of the period (units)	890	890
Forfeited during the period (units)	(16)	—
Outstanding at end of the period (units)	874	890

In April 2018 and March 2019 the Group amended the 2016 HeadHunter Unit Option Plan. In accordance with the amended Plan, if an IPO occurs, 25% of the awards will vest on the date of IPO and will be paid by the shareholders in cash and 18.75% will vest on each of the first, second, third and fourth anniversaries of IPO, and each will be settled in equity by the Company. The modification of the Plan did not change the classification of the awards as equity-settled.

The modification of the Plan was not beneficial to most participants of the program who received awards of Series 1. The modification of the Plan was beneficial to the participants who received awards of Series 2 – Series 5. The incremental fair value of 10,815 was calculated as the difference between the fair value of the initial and amended program at the modification date and will be recognized over the modified vesting period.

In June 2019, the Group further amended the 2016 HeadHunter Unit Option Plan. As the result of this amendment, the participants of awards of Series 1– Series 7 became unconditionally entitled to additional lump sum payment. This amendment was beneficial to the participants. The fair value of the additional award of RUB 28 million was recognized in the year ended December 31, 2019.

As a result of completion of the IPO on May 8, 2019, 25% of the awards of Series 1 – Series 7 were vested and subsequently settled in cash by shareholders, and on the first and secondary anniversaries of the IPO on May 8, 2020 and May 8, 2021, the 37.5%of the awards of Series 1 – Series 7 were vested and subsequently exercised and settled by the Company in shares.

Total employee expenses (excluding social taxes) arising from the 2016 HeadHunter Option Plan were 14,489 for the year ended December 31, 2021, 35,500 for the year ended December 31, 2020 and 88,438 for the year ended December 31, 2019 and are included in ‘Operating costs and expenses (exclusive of depreciation and amortization)’ in the consolidated statement of income and comprehensive income.

The social taxes accrued were 144,029 for the year ended December 31, 2021, which are payable due to change in the parent company tax residency status (see Note 1(a)), and are included in ‘Operating costs and expenses (exclusive of depreciation and amortization)’ in the consolidated statement of income and comprehensive income (for the year ended December 31, 2020 - 115,974, for the year ended December 31, 2019 – 40,548). The related liability of 300,551 is presented within ‘Provisions’ in the consolidated statement of financial position as at December 31, 2021 (as at December 31, 2020 - 156,522, as at December 31, 2019 – 40,548). Uncertainties relate mostly to whether the relationships with the participants of the programmes will be treated as employment in terms of Russian law.

(ii)2018 Unit Option Plan

In 2018, the shareholders of the Group established an incentive program that provides key management of the Group with rights to receive shares. The amount of payment is conditional on share price at the vesting date. The share options vest if the average share price exceed the exercise price at the vesting date and the participant remains employed on such date. The awards vest in instalments over the vesting period, being 20% after 3 years in service from the grant date and 20% annually thereafter, resulting in full vesting in 7 years. The programme assumes grant of up to 600 units, and a unit is defined as 0.005% of the number of issued ordinary shares of the Company.

The Group has no liability to make cash payments to management, therefore the program is classified by the Group as equity-settled in these consolidated financial statements.

The Board of Directors approved the grant of 300 units, 41 units and 33 units on May 28, 2019, March 5, 2020 and May 26, 2020, respectively, under the 2018 Unit Option Plan.

	Number of	Date grant approved by	Exercise price	Fair value at grant
Awards series	units	the Board of Directors	(per unit)	date
			USD
Series 1	300	May 28, 2019	13.50	265,394
Series 2	41	March 5, 2020	21.23	30,787
Series 3	33	May 26, 2020	18.92	40,448

The fair value of the awards is estimated at the grant date using a Monte-Carlo simulation model, taking into account the terms and conditions on which the awards were granted. The model simulates the market price of the underlying shares and compares it against the exercise price.

The weighted average assumptions used in the Monte-Carlo pricing model for the for the Series 1 award installments were as follows:

	Tranche 1	Tranche 2	Tranche 3	Tranche 4	Tranche 5
Expected volatility	43%	43%	43%	43%	43%
Expected dividend yield	1.53%	1.53%	1.53%	1.53%	1.53%
Risk-free interest rate	1.74%	1.77%	1.80%	1.86%	1.92%
Expected life at grant date (years)	3	4	5	6	7
Forfeiture rate	3.39%	3.39%	3.39%	3.39%	3.39%
Fair value (per unit)	763	859	932	996	1,028
Total fair value	44,205	49,815	54,036	57,738	59,600

The weighted average assumptions used in the Monte-Carlo pricing model for the Series 2 award installments were as follows:

	Tranche 1	Tranche 2	Tranche 3	Tranche 4	Tranche 5
Expected volatility	50%	50%	50%	50%	50%
Expected dividend yield	1.94%	1.94%	1.94%	1.94%	1.94%
Risk-free interest rate	0.29%	0.33%	0.37%	0.46%	0.55%
Expected life at grant date (years)	3	4	5	6	7
Forfeiture rate	3.39%	3.39%	3.39%	3.39%	3.39%
Fair value (per unit)	498	668	802	924	994
Total fair value	3,946	5,292	6,355	7,319	7,875

The weighted average assumptions used in the Monte-Carlo pricing model for the Series 3 award installments were as follows:

	Tranche 1	Tranche 2	Tranche 3	Tranche 4	Tranche 5
Expected volatility	50%	50%	50%	50%	50%
Expected dividend yield	1.85%	1.85%	1.85%	1.85%	1.85%
Risk-free interest rate	0.22%	0.27%	0.32%	0.42%	0.51%
Expected life at grant date (years)	3	4	5	6	7
Forfeiture rate	3.39%	3.39%	3.39%	3.39%	3.39%
Fair value (per unit)	1,008	1,172	1,298	1,404	1,460
Total fair value	6,428	7,476	8,278	8,954	9,312

Expected volatility is calculated based on actual experience of similar entities that have traded equity instruments. The risk-free interest rate applied is based on U.S. Treasury yield curve in effect at the grant date. The forfeiture rate is based on historical data and current expectations and is not necessarily indicative of forfeiture patterns that may occur.

In July 2021, the awards of Series 2 and Series 3 were replaced by the awards under the new 2021 Restricted Stock Units Plan (Note 20 (a)(iii)). As the result of this replacement, the participants of awards of Series 2 and Series 3 became entitled to fixed amount of shares, which vest over 4-year period commencing on the grant date, with the first vesting occurring on the first anniversary of the grant date. The modification of the awards of Series 2 and Series 3 did not change the classification of the awards as equity-settled. The modification of the awards was beneficial to the participants of Series 2 and Series 3. The incremental fair value of 104,497 was calculated as the difference between the fair value of the initial and amended program at the modification date and will be recognized over the modified vesting period (Note 20 (a)(iii)).

The movement of the awards of Series 1 were as follows:

(number of units)	For the year ended December 31,
	2021	2020
Outstanding at beginning of the period	300	300
Forfeited during the period	(26)	—
Outstanding at end of the period	274	300

The movement of the awards of Series 2 - 3 were as follows:

(number of units)	For the year ended December 31,
	2021	2020
Outstanding at beginning of the period	71	—
Granted during the period	—	74
Modified during the period	(68)	—
Forfeited during the period	(3)	(3)
Outstanding at end of the period	—	71

Total employee expenses (excluding social taxes) arising from the 2018 HeadHunter Option Plan were 49,503 for the year ended December 31, 2021, 65,953 for the year ended December 31, 2020 and 33,196 for the year ended December 31, 2019, and are included in ‘Operating costs and expenses (exclusive of depreciation and amortization)’ in the consolidated statement of income and comprehensive income.

The social taxes accrued were 37,233 for the year ended December 31, 2021, 8,262 for the year ended December 31, 2020 and 1,746 for the year ended December 31, 2019, which are payable due to change in the parent company tax residency status (see Note 1(a)), and are included in ‘Operating costs and expenses (exclusive of depreciation and amortization)’ in the consolidated statement of income and comprehensive income. The related liability of 47,240 is presented within ‘Provisions’ in the consolidated statement of financial position (as at December 31, 2020 - 10,007). Uncertainties relate mostly to whether the relationships with the participants of the programmes will be treated as employment in terms of Russian law.

(iii)2021 RSU Plan

In July 2021, the shareholders of the Group established a new 2021 Restricted Stock Units Plan (the “2021 RSU Plan”) to provide more straight-forward, predictable, and competitive long-term incentives to the key talent of the Group.

Under the 2021 RSU Plan, the Group shall issue restricted stock units (“RSUs”) carrying the right to receive either ordinary shares or ADSs representing such ordinary shares. The maximum number of shares provided under the 2021 RSU Plan is 6% of the fully diluted aggregate number of ordinary shares issued and outstanding from time to time. Awards under the 2021 RSU Plan are expected to be granted in tranches during the 2-4-years period. Each grant will be subject to approval by the Board of Directors upon the recommendation of management and the Compensation Committee, based on certain selection criteria.

In connection with the establishment of the 2021 RSU Plan, the awards of Series 2 and Series 3 previously granted under the 2018 Plan were replaced with awards under the 2021 RSU Plan (see Note 20(a)(ii)).

On July 27, 2021, the Board of Directors approved the first grant of awards under 2021 RSU Plan of 251,921 RSUs, including grant of 121,135 RSUs to new participants and grant of 130,786 RSUs to participant of awards Series 2 and Series 3 of 2018 Unit Option Plan.

The modification of the awards was beneficial to the participants of Series 2 and Series 3 of 2018 Unit Option Plan. The fair value of the initial (2018 Unit Option Plan) at the modification date was 355,457. The incremental fair value of 104,497 was calculated as the difference between the fair value of the initial (2018 Unit Option Plan) and amended program (2021 RSU Plan) at the modification date and will be recognized over the modified vesting period.

On November 25, 2021 and December 20, 2021, the Board of Directors approved the second grant of awards of 77,228 RSUs and the third grant of awards of 161,915 RSUs, respectively.

Awards series	Number of	Date grant approved by	Exercise price	Fair value at grant
	RSUs	the Board of Directors	(per unit)	date
			USD
Series 1	251,921	July 27, 2021	—	885,968
including:
new participants	121,135		—	426,013
participants of 2018 Unit Option Plan (modification of awards)	130,786		—	459,954

Series 2	77,228	November 25, 2021	—	285,028
Series 3	161,915	December 20, 2021	—	598,210

The fair value of the awards of Series 1  - Series 3 was estimated at the grant date using the Black Scholes Merton (“BSM”) pricing model, taking into account the terms and conditions on which the awards were granted.

The weighted average assumptions used in the BSM pricing model for the Series 1 – Series 3 award installments were as follows (each installment over the 2-year or 4-year vesting periods is treated as a separate tranche):

	Series 1	Series 2	Series 3
Expected volatility	40%	43%	43%
Expected dividend yield	2.31%	2.31%	2.31%
Risk-free interest rate	0.08 - 0.59%	0.16 – 1.03%	0.06 – 1.06%
Expected life at grant date (years)	0.87 – 3.88	0.53 – 3.53	0.26 – 3.51
Fair value (per RSU), in Russian Roubles	3,374 - 3,617	3,541 – 3,795	3,501 – 3,774
Total fair value	885,968	285,028	598,210

Expected volatility was calculated based on actual experience of similar entities that have traded equity instruments. The risk-free interest rate applied is based on U.S. Treasury yield curve in effect at the grant date. The forfeiture rate used for 2021 expenses calculation is 7% – 37.5%. It is based on historical data and current expectations and is not necessarily indicative of forfeiture patterns that may occur.

The movement of the awards of Series 1 – 3 were as follows:

	For the year ended December 31,
	2021	2020
Outstanding at beginning of the period (RSUs)	—	—
Granted during the period (RSUs)	491,064	—
Forfeited during the period (RSUs)	(22,443)	—
Outstanding at end of the period (RSUs)	468,621	—

Total employee expenses (excluding social taxes) arising from the 2021 RSU Plan were 177,972 for the year ended December 31, 2021, and are included in ‘Operating costs and expenses (exclusive of depreciation and amortization)’ in the consolidated statement of income and comprehensive income (for the year ended December 31, 2020 and 2019 – nil).

The social taxes accrued were 38,722 for the year ended December 31, 2021 (for the year ended December 31, 2020 and 2019 – nil), and are included in ‘Operating costs and expenses (exclusive of depreciation and amortization)’ in the consolidated statement of income and comprehensive income. The related liability of 38,722 is presented within ‘Provisions’ in the consolidated statement of financial position due to uncertain amount of tax that will be determined based on future share price (as at December 31, 2020 - nil).

(b)	Cash-settled awards

In August 2017 the Group established a cash-settled management incentive program that provides the right to receive cash payments if an IPO or strategic sale (hereinafter – “the event”) occurs. The amount of payment is conditional on share price at the date of the event. The Group has liability to make cash payments, therefore the program is classified by the Group as cash-settled in the consolidated financial statements.

The awards vest in instalments over the vesting period, being 50% at the event (Award 1) and 50% after 12 months from the date of the event (Award 2).

The Award 1 vested on May 8, 2019 as a result of completion of the IPO and was settled in May 2019 in the amount of 19,568.

The Award 2 vested on May 8, 2020 after 12 months from the date of the IPO and was settled in May 2020 of 31,381.

In July 2020 the Group established a new cash-settled management incentive program that provides the right to receive cash payments in the event of successful secondary public offering. The Group has a liability to make cash payments, and, therefore the program is classified by the Group as cash-settled in in the consolidated financial statements.

The awards vest in instalments over the vesting period, being 50% at the event (Award 1) and 50% after 12 months from the date of the event (Award 2). The amount of payment is conditional on share price at the vesting date.

The Award 1 vested on July 20, 2020 as a result of completion of the SPO and was settled in September 2020 of 14,029.

The Award 2 vested on July 20, 2021 after 12 months from the date of SPO and was settled in July 2021 of 28,080.

In March 2021 the Group established a further cash-settled management incentive program that provides the right to receive cash payments in the event of successful secondary public offering. The Group has a liability to make cash payments, and, therefore the program is classified by the Group as cash-settled in in the consolidated financial statements.

The awards vest in instalments over the vesting period, being 50% at the event (Award 1) and 50% after 12 months from the date of the event (Award 2). The amount of payment is conditional on share price at the vesting date.

The Award 1 vested on June 7, 2021 as a result of completion of the SPO and was settled in July 2021 in of 15,577.

As at December 31, 2021 the fair value of the Award 2 is 23,543 and included in Trade and other payables in the consolidated statement of financial position.

Total employee expenses (excluding social taxes) arising from the cash-settled management incentive program were 46,920 for the year ended December 31, 2021, 31,887 for the year ended December 31, 2020 and 29,462 for the year ended December 31, 2019, and are included in ‘Operating costs and expenses (exclusive of depreciation and amortization)’ in the consolidated statement of income and comprehensive income. The related liability of 13,379 (as at December 31, 2020 – 10,337) is presented within ‘Current trade and other payables – Payables to employees’ (Note 22).

The social taxes accrued were 7,374 for the year ended December 31, 2021, which are payable due to change in the parent company tax residency status (see Note 1(a)), and are included in ‘Operating costs and expenses (exclusive of depreciation and amortization)’ in the consolidated statement of income and comprehensive income (for the year ended December 31, 2020 –5,071 and for the year ended December 31, 2019 – 3,603). The related liability of 2,020 (as at December 31, 2020 – 1,561) is presented within ‘Provisions’ in the consolidated statement of financial position due to uncertain amount of tax that will be determined based on future share price.